Property & Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 267,842	$ 271,332
Less: Accumulated depreciation	(178,875)	(167,372)
Total, net	88,967	103,960
Office furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	8,669	8,855
Motor vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	144,471	147,573
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	10,171	8,129
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 104,531	$ 106,775